VICTORY VARIABLE INSURANCE FUNDS

ANNUAL REPORT
DECEMBER 31, 1999

(LOGO)(R)
Victory Variable Insurance Funds

                              TABLE OF CONTENTS

Portfolio Commentaries                                         2

Financial Statements

Schedules of Investments                                       4
Statements of Assets and Liabilities                          10
Statements of Operations                                      11
Statements of Changes in Net Assets                           12
Financial Highlights                                          13
Notes to Financial Statements                                 16
Report of Independent Accountants                             19

NOT FDIC INSURED

Shares of The Victory Variable Insurance Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, any KeyCorp bank, Key Asset Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Key Asset Management Inc. (KAM), a subsidiary of KeyCorp, is the investment adviser to The Victory Variable Insurance Funds. The Victory Variable Insurance Funds are sponsored and distributed by BISYS Fund Services, which is not affiliated with KeyCorp or its subsidiaries. KAM receives a fee for its services from The Victory Variable Insurance Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for the Victory Variable Insurance Funds.

(LOGO)(R)
Victory Variable Insurance Funds

Portfolio Commentaries

Investment Quality Bond Fund

Liquidity became the Bond Market watchword throughout the year as the three Federal Reserve eases in late 1998 were rescinded in 1999. This ebb and flow of Federal Reserve policy had a direct impact on the portfolio and produced one of the poorest performing bond markets in history.

The Bond Market did rally early in the year with corporate bonds leading sector performance. During the second half of the year the market tumbled, caused by a restrictive central bank policy, a jump in oil prices, and Y2K driven supply pressures.

During the second half of the year performance was hampered by a modestly longer market duration, and overweighted holdings in corporates, mortgage backed and asset backed issues. Portfolio turnover reflected active trading in the mortgage market and opportunistic use of new issuance in the corporate market.

We believe a number of current constraints in the Bond Market should ease during the upcoming year. Quality fixed income sectors such as corporates and mortgages should benefit from a lighter supply calender. The eventual conclusion to Federal Reserve interest rate increases should leave the market attractively valued with fairer weather ahead.

Diversified Stock Fund

After a big surge in the spring of 1999, the stock market settled into a trading range throughout the rest of the fiscal year. The fundamental forces of good corporate earnings, low inflation, and strong money flows have continued to provide positive support for equities, while rising interest rates and concerns about valuation were offsetting factors. Overall, though, the strength of this bull market continues to be impressive, as 1999 represents the ninth calendar year in a row of positive total returns for the S&P 500.

The Fund lagged the S&P 500 Index for the second half of the year ending December 31, 1999, returning 1.21% compared to the benchmark return of 7.71%. The fund commenced operations on July 1, 1999 and some of the underperformance was attributed to the initial influx of cash and the continued uneven cash flows. The Fund's value driven methodology was out of favor as growth stocks outperformed value stocks for an unprecedented sixth consecutive year.

Our expectation is that the emerging worldwide economic recovery will broaden in the year 2000 and that the technology, energy, and basic industry sectors will be the beneficiaries of this development. These more cyclical areas remain the areas of emphasis. The Fund is underweighted in the financial, utility, and consumer related industries.

Small Company Opportunity Fund

Last year appeared to be a banner year for small cap investors as evidenced return of the Russell 2000 Index of 10.96%. for the second half of the year ending December 31, 1999. This marked the first time since 1993 that the popular small cap index outperformed the S&P 500 Index. The performance of the index was highly concentrated among relatively few stocks over the twelve months. Market breadth in the small cap area did improve slightly during the fourth quarter, however the staggering rally in the technology sector has produced a two-tiered market. As a result, the return of the Russell 2000 Index is not representative of what is happening in the asset class.

In order to provide some perspective, here are some figures to consider. For last half of 1999, the Russell 2000 Growth Index returned 26.83% while the Russell 2000 Value Index had a negative return of 6.41%. Why is this important? The Russell 2000 Value Index contains 1221 of the 1857 companies that makeup the Russell 2000 Index. This gives you some idea of the narrowness of the benchmark's return. Lastly, a mere 15 companies (less than 1% of the constituents) represented one-third (7.21% of the 21.26%) of the return of the index.

The return of the Fund for the second half-year ended December 31, 1999, was -.43% versus 10.96% for the Russell 2000 Index. The underperformance is attributable to several factors. The narrow scope of the market as discussed above. Investors' insatiable appetite for Internet and telecommunications stocks resulted in significant outperformance for those sectors of the market. The Fund's exposure to these sectors was not adequate to offset the poor performance of its holdings in financial services, consumer cyclical and healthcare. Despite the inferior performance of the portfolio relative to the benchmark, the vast majority of the companies held continue to execute and deliver earnings. At the time of this writing, 71 of the 74 holdings have either met or surpassed earnings expectations for the last reported quarter. We think this is important as ultimately, earnings should drive stock price.

The Fund continues to be built around companies that have exhibited consistent earnings growth that have favorable prospects for future growth trading at attractive valuations. This methodology sometimes leads us to sectors that are currently out-of-favor with investors due to macro-economic factors despite favorable company specific fundamentals. Although short-term performance has lagged recently, our focus on companies with compelling valuations has benefited the Fund over the long-term.

Investment Quality Bond Fund

Total Return
As of 12/31/99

Since Inception
7/1/99               0.21%

                     Investment
                     Quality Bond      Lehman Aggregate

 6/30/99             10000             10000
 7/31/99             10030              9957
 8/31/99             10020              9952
 9/30/99             10102             10068
10/31/99             10092             10105
11/30/99             10072             10104
12/31/99             10021             10056

Past performance is not predictive of future results.

Diversified Stock Fund

Total Return
As of 12/31/99

Since Inception
7/1/99               1.21%

                     Diversified Stock        S&P 500

 6/30/99             10000                    10000
 7/31/99              9730                     9688
 8/31/99              9600                     9640
 9/30/99              9163                     9376
10/31/99              9434                     9969
11/30/99              9735                    10172
12/31/99             10121                    10771

Past performance is not predictive of future results.

Small Company Opportunity Fund

Total Return
As of 12/31/99

Since Inception
7/1/99              -0.43%

                      Small Co
                      Opportunity      Russell 2000

 6/30/99              10000            10000
 7/31/99               9720             9726
 8/31/99               9300             9366
 9/30/99               9082             9368
10/31/99               9122             9406
11/30/99               9433             9756
12/31/99               9957            11095

Past performance is not predictive of future results.

Graphs reflect investment growth of a $10,000 investment, since inception.

The Lehman Brothers Aggregate Bond Index (Lehman Aggregate) is an unmanaged index, generally representative of longer-term (greater than 1 year), investment-grade fixed-income securities. An investor cannot invest directly in an index.

The Russell 2000 Index (Russell 2000) is an unmanaged index, generally representative of the general performance of domestically traded common stocks of small- to mid-sized companies. An investor cannot invest directly in an index.

The Standard & Poor's 500 Stock Index (S&P 500) is an unmanaged index, generally representative of domestically traded common stocks of mid- to large-size companies. An investor cannot invest directly in an index.

Investment returns and principal values will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return figures set forth above may reflect the waiver of a portion of certain fees since the Fund's inception date. In such instances and without such waiver of fees, the total returns would have been lower. Fee waivers are voluntary and may be modified or terminated at any time.

Total returns are historical and include the change in share price and reinvestment of dividends and capital gains distributions, if any.

VICTORY VARIABLE INSURANCE FUNDS                       Schedule of Investments
Investment Quality Bond Fund                                 December 31, 1999

(Amounts in Thousands)

                                                       Principal  Market
Security Description                                   Amount     Value

                        Asset Backed Securities (2.9%)

First Union Bank,
  7.18%, 12/15/31                                      $ 30       $   30

MBNA Master Credit Card Trust,
  Series 1997-I, Class A,
  6.55%, 1/15/07                                         20           20

Total Asset Backed Securities (Cost $50)                              50

                           Commercial Paper (14.9%)

Household Finance Co.,
  4.25%, 1/3/00                                         258          258

Total Commercial Paper (Cost $258)                                   258

                           Corporate Bonds (13.8%)

Aerospace/Defense (1.2%):
Boeing Co.,
  8.75%, 9/15/31                                          6            7

Lockheed Martin Corp.,
  7.95%, 12/1/05                                         15           14

                                                                      21

Airlines (0.3%):
Delta Air Lines, (b)
  8.30%, 12/15/29                                         5            5

Automobiles (0.9%):
Daimler-Chrylser North
  American Holdings Corp.,
  6.63%, 9/21/01                                         15           15

Banks (1.4%):
Barclays Bank NY,
  7.40%, 12/15/09                                         5            5

Nations Bank Corp.,
  6.50%, 8/15/03                                         20           19

                                                                      24

Brokerage Services (2.3%):
Merrill Lynch & Co., Inc.,
  6.00%, 2/12/03                                         20           19

Morgan Stanley Dean Witter,
  7.13%, 1/15/03                                         20           21

                                                                      40

Chemicals -- General (1.4%):
Dow Chemical Company,
  7.38%, 11/1/29                                          5            5

Dupont E.I. Nemour, Series G,
  6.88%, 10/15/09                                        20           19

                                                                      24

Consumer Products (1.4%):
Procter and Gamble,
  6.88%, 9/15/09                                         25           24

Financial Services (1.5%):
Duke Capital Corp.,
  8.00%, 10/1/19                                         20           21

Ford Motor Credit Corp.,
  7.38%, 10/28/09                                         5            5

                                                                      26

Insurance (1.1%):
Allstate Corp.,
  7.20%, 12/1/09                                         20           19

Oil-Integrated Companies (1.3%):
Union Oil Co. of California,
  7.50%, 2/15/29                                         25           23

Retail (1.0%):
Lowes Companies, Inc.,
  6.50%, 3/15/29                                         20           17

Total Corporate Bonds (Cost $241)                                    238

                       U.S. Government Agencies (0.6%)

Federal Farm Credit Bank,
  6.00%, 10/1/01                                         10           10

Total U.S. Government Agencies (Cost $10)                             10

                   U.S. Government Mortgage Backed (27.2%)

Federal Home Loan
  Mortgage Corp. (7.2%):
6.00%, 7/1/28-8/1/28                                     21           19
6.50%, 2/1/29                                            24           22
6.63%, 9/15/09                                           15           15
7.00%, 10/1/29-1/19/30                                   47           45
7.50%, 11/1/29                                           23           23

                                                                     124

Federal National Mortgage
 Assoc. (16.1%):
6.50%, 8/15/04-11/25/29                                  96           91
7.00%, 12/1/14-11/1/29                                   41           40
7.50%, 11/1/29-12/1/29                                   58           58
8.00%, 11/1/19                                           18           18
8.50%, 8/1/19-11/1/19                                    18           18
10.00%, 11/1/13                                           9            9
10.50%, 1/1/09-11/1/13                                   40           42
11.00%, 11/1/13                                           4            4

                                                                     280
                      See notes to financial statements

VICTORY VARIABLE INSURANCE FUNDS            Schedule of Investments--continued
Investment Quality Bond Fund                                 December 31, 1999

(Amounts in Thousands)

                                                       Principal  Market
Security Description                                   Amount     Value

Government National Mortgage
  Assoc. (3.9%):
7.00%, 11/15/23                                        $ 43       $   41
6.50%, 7/15/28                                           10           10
7.50%, 11/15/28                                          16           16

                                                                      67

Total U.S. Government Mortgage Backed
(Cost $478)                                                          471

                      U.S. Treasury Obligations (41.3%)

U.S. Treasury Bonds (11.5%):
7.50%, 11/15/16                                          60           64
8.75%, 8/15/20                                           15           18
5.25%, 2/15/29                                          140          116

                                                                     198

U.S. Treasury Notes (29.8%):
4.63%, 11/30/00                                         140          138
6.38%, 8/15/02                                          110          110
5.75%, 4/30/03                                           31           30
5.88%, 11/15/04                                          43           42
7.00%, 7/15/06                                           97           99
6.00%, 8/15/09                                          100           97

                                                                     516

Total U.S. Treasury Obligations (Cost $731)                          714

Total Investments (Cost $1,768) (a) -- 100.7%                      1,741

Liabilities in excess of other assets -- (0.7)%                      (12)

TOTAL NET ASSETS -- 100.0%                                        $1,729

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $1. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

     Unrealized appreciation                                        $  0
     Unrealized depreciation                                         (28)
     Net unrealized depreciation                                    $(28)

(b)  144a security which is restricted as to resale to investors.

                      See notes to financial statements.

VICTORY VARIABLE INSURANCE FUNDS                       Schedule of Investments
Diversified Stock Fund                                       December 31, 1999

(Amounts in Thousands, Except Shares)

                                                     Shares or
                                                     Principal    Market
Security Description                                 Amount       Value

                           Commercial Paper (15.5%)

Household Finance Co.,
  4.25%, 1/3/00                                      $  620       $  620

Total Commercial Paper (Cost $620)                                   620

                            Common Stocks (92.2%)

Aerospace/Defense (2.6%):
Boeing Co.                                              550           23

Honeywell International, Inc.                           525           30

Lockheed Martin Corp.                                   600           13

Raytheon Co., Class B                                 1,500           40

                                                                     106

Aluminum (1.4%):
Alcoa, Inc.                                             700           58

Biotechnology (1.0%):
Chiron Corp. (b)                                      1,000           42

Chemicals -- General (2.1%):
Air Products & Chemicals, Inc.                        1,300           44

Dow Chemical Co.                                        300           40

                                                                      84

Commercial Services (1.1%):
McKesson HBOC, Inc.                                   2,000           45

Computers & Peripherals (10.0%):
Cisco Systems, Inc. (b)                                 400           43

Dell Computer Corp. (b)                                 700           36

Electronic Data Systems Corp.                         1,000           66

Hewlett-Packard Co.                                     500           57

International Business Machines Corp.                 1,500          161

Microsoft Corp. (b)                                     300           35

                                                                     398

Conglomerates (0.8%):
Textron, Inc.                                           400           31

Containers (1.5%):
Newell Rubbermaid, Inc.                               2,050           59

Cosmetics & Related (1.7%):
Avon Products, Inc.                                   1,200           39

Gillette Co.                                            750           31

                                                                      70

Diversified (1.3%):
Tyco International Ltd.                               1,300           51

Electrical Equipment (1.2%):
W.W. Grainger, Inc.                                   1,000           48

Electronic & Electrical --
  General (0.8%):
Thermo Electron Corp. (b)                             1,400           21

Vishay Intertechnology, Inc. (b)                        350           11

                                                                      32

Entertainment (1.1%):
Walt Disney Co.                                       1,500           44

Financial Services (4.9%):
Citigroup, Inc.                                       1,250           70

Franklin Resources, Inc.                                250            8

Goldman Sachs Group, Inc.                               650           61

MBNA Corp.                                            2,100           57

                                                                     196

Food Processing & Packaging (2.7%):
General Mills, Inc.                                   1,500           54

Quaker Oats Co.                                         475           31

Ralston -- Ralston Purina Group                         900           25

                                                                     110

Forest Products --
  Lumber & Paper (3.1%):
Bowater, Inc.                                         1,000           54

International Paper Co.                               1,250           71

                                                                     125

Health Care (0.6%):
Columbia HCA Healthcare Corp.                           300            9

Tenet Healthcare Corp. (b)                              600           14

                                                                      23

Heavy Machinery (3.2%):
Caterpillar, Inc.                                       750           35

Deere & Co.                                           1,000           43

Ingersoll-Rand Co.                                      925           52

                                                                     130

Insurance (1.6%):
Progressive Corp.                                       900           66

Insurance -- Multi-Line (1.7%):
American International Group, Inc.                      418           45

Lincoln National Corp.                                  600           24

                                                                      69

Insurance -- Property, Casualty,
  Health (0.8%):
UNUMProvident Corp.                                   1,000           32

                      See notes to financial statements.

VICTORY VARIABLE INSURANCE FUNDS            Schedule of Investments--continued
Diversified Stock Fund                                       December 31, 1999

(Amounts in Thousands, Except Shares)

                                                     Shares or
                                                     Principal    Market
Security Description                                 Amount       Value

Media (1.4%):
News Corp. Ltd. ADR                                   1,500       $   57

Medical Supplies (1.6%):
Biomet, Inc.                                          1,600           64

Metals (0.2%):
Reynolds Metal Co.                                      100            8

Metals -- Fabrication (0.6%):
Kennametal, Inc.                                        750           25

Oil & Gas Exploration,
  Production & Services (2.0%):
Anadarko Petroleum Corp.                                300           10

Exxon Mobil Corp.                                       396           32

Helmerich & Payne                                       175            4

Noble Affiliates, Inc.                                1,275           27

Transocean Sedco Forex Inc.                             232            8
                                                                      81

Oil-Integrated Companies (4.0%):
Texaco, Inc.                                          1,725           93

Unocal Corp.                                            800           27

USX -- Marathon Group, Inc.                           1,600           40

                                                                     160

Oilfield Services & Equipment (2.9%):
Baker Hughes, Inc.                                      650           14

Halliburton Co.                                         850           34

Schlumberger Ltd.                                     1,200           67

                                                                     115

Pharmaceuticals (8.6%):
Abbott Laboratories                                   1,825           66

American Home Products Corp.                          2,500          100

Merck & Co., Inc.                                       300           20

Pfizer, Inc.                                          2,450           79

Smithkline Beecham PLC ADR                            1,200           77

                                                                     342

Radio & Television (4.0%):
AMFM, Inc. (b)                                          200           16

AT&T Corp. -- Liberty Media,
  Class A (b)                                           325           18

CBS Corp. (b)                                           400           26

Charter Communications, Inc.                          2,500           55

Comcast Corp., Class A Special Shares                   850           43

                                                                     158

Retail (1.4%):
AutoZone, Inc. (b)                                      900           30

Saks, Inc. (b)                                        1,700           26

                                                                      56

Semiconductors (3.6%):
Altera Corp. (b)                                        800           40

Applied Materials, Inc. (b)                              50            6

Intel Corp.                                             800           66

LSI Logic Corp. (b)                                     500           34

                                                                     146

Software & Computer Services (5.8%):
America Online, Inc. (b)                                750           57

Computer Associates International, Inc.                 150           10

Compuware Corp.                                       1,500           56

Network Associates, Inc. (b)                            600           16

Oracle Corp. (b)                                        800           90

                                                                     229

Telecommunications --
  Equipment (3.7%):
Motorola, Inc.                                        1,000          147

Utilities -- Natural Gas (0.9%):
Enron Corp.                                             800           36

Utilities -- Telecommunications
  (6.3%):
AT&T Corp.                                            2,000          101

CenturyTel, Inc.                                      1,000           47

MCI Worldcom, Inc. (b)                                  900           48

Qwest Communications
  International (b)                                   1,200           52

                                                                     248

Total Common Stocks (Cost $3,512)                                  3,691

Total Investments (Cost $4,132) (a) -- 107.7%                      4,311

Liabilities in excess of other assets -- (7.7)%                     (310)

TOTAL NET ASSETS -- 100.0%                                        $4,001

(a) Represents aggregate cost for federal income tax purposes and is substantially the same as the identified cost and differs from value by net unrealized appreciation of securities as follows:

     Unrealized appreciation                                       $ 386
     Unrealized depreciation                                        (207)
     Net unrealized appreciation                                   $ 179

(b)  Non-income producing security.

                      See notes to financial statements.

VICTORY VARIABLE INSURANCE FUNDS                       Schedule of Investments
Small Company Opportunity Fund                               December 31, 1999

(Amounts in Thousands, Except Shares)

                                                     Shares or
                                                     Principal    Market
Security Description                                 Amount       Value

                           Commercial Paper (12.9%)

Household Finance Co.,
  4.25%, 1/3/00                                      $  177       $  177

Total Commercial Paper (Cost $177)                                   177

                            Common Stocks (88.4%)

Aerospace/Defense (0.9%):
Triumph Group, Inc. (b)                                 500           12

Apparel (1.8%):
Gildan Activewear, Inc.,
  Class A (b)                                           950           18

UniFirst Corp.                                          500            6

                                                                      24

Apparel -- Footwear (1.5%):
Timberland Co. (b)                                      400           21

Automotive Parts (3.4%):
Borg-Warner Automotive, Inc.                            500           20

Tower Automotive, Inc. (b)                            1,100           17

Wynn's International, Inc.                              700           10

                                                                      47

Banks (6.9%):
Chittenden Corp.                                        600           18

HUBCO, Inc.                                             515           13

Mercantile Bankshares Corp.                             400           13

Mesaba Holdings Inc. (b)                              1,750           20

Provident Bankshares Corp.                              900           16

Provident Financial Group                               375           13

                                                                      93

Building Materials (2.3%):
NCI Building Systems, Inc. (b)                          800           15

Southdown, Inc.                                         325           17

                                                                      32

Chemicals (1.2%):
Cambrex Corp.                                           500           17

Commercial Services (3.6%):
ABM Industries, Inc.                                    825           17

Mail-Well, Inc. (b)                                   1,500           20

NCO Group, Inc. (b)                                     400           12

                                                                      49

Computers & Peripherals (5.9%):
Affiliated Computer Services, Inc. (b)                  450           21

Computer Network Technology
  Corp. (b)                                           1,200           28

InterVoice-Brite, Inc. (b)                              900           21

National Computer Systems, Inc.                         250            9

                                                                      79

Construction & Housing (2.4%):
Coachmen Industries, Inc.                               700           11

D.R. Horton, Inc.                                       950           13

Toll Brothers, Inc. (b)                                 500            9

                                                                      33

Distribution/Wholesale (4.7%):
Advanced Marketing Services                             900           26

Hughes Supply, Inc.                                     600           13

Savoir Technology Group, Inc. (b)                     1,700           12

Watsco, Inc.                                          1,150           13

                                                                      64

Electronic & Electrical --
  General (3.1%):
CTS Corp.                                               400           30

LSI Industries, Inc.                                    600           13

                                                                      43

Electronic Components/
  Instruments (3.0%):
C&D Technologies, Inc.                                  500           21

Technitrol, Inc.                                        450           20

                                                                      41

Engineering, Industrial
  Construction (1.2%):
URS Corp. (b)                                           750           16

Financial Services (2.1%):
AmeriCredit Corp. (b)                                   900           17

DVI, Inc. (b)                                           800           12

                                                                      29

Food Products (2.7%):
Michael Foods, Inc.                                     500           12

Pilgrims Pride Corp., Class B                         1,300           11

Smithfield Foods, Inc. (b)                              590           14

                                                                      37
                      See notes to financial statements.

VICTORY VARIABLE INSURANCE FUNDS            Schedule of Investments--continued
Small Company Opportunity Fund                               December 31, 1999

(Amounts in Thousands, Except Shares)

                                                     Shares or
                                                     Principal    Market
Security Description                                 Amount       Value

Health Care (4.1%):
Cooper Cos., Inc.                                       600       $   18

Hanger Orthopedic Group Inc (b)                       1,100           11

Prime Medical Services, Inc. (b)                      1,800           16

Universal Health Services, Inc. (b)                     300           11

                                                                      56

Home Furnishings (1.2%):
Furniture Brands International, Inc. (b)                750           17

Insurance -- Multi-Line (2.0%):
HCC Insurance Holdings, Inc.                            700            9

Protective Life Corp.                                   550           18

                                                                      27

Machinery -- Diversified (2.3%):
Gehl Co. (b)                                            900           17

Thomas Industries, Inc.                                 700           14

                                                                      31

Metals -- Fabrication (2.7%):
Mueller Industries, Inc. (b)                            500           18

Reliance Steel & Aluminum                               800           19

                                                                      37

Pharmaceuticals (4.7%):
Alpharma, Inc., Class A                                 600           18

Barr Laboratories, Inc. (b)                             500           16

Medicis Pharmaceutical, Class A (b)                     600           25

Pharmaceutical Product
  Development, Inc. (b)                                 400            5

                                                                      64

Real Estate Investment Trusts (0.9%):
National Golf Properties, Inc.                          650           13

Restaurants (0.9%):
O'Charley's, Inc. (b)                                 1,000           13

Retail (2.9%):
Barnes & Noble, Inc.                                    700           14

BJ's Wholesale Club, Inc. (b)                           700           26

                                                                      40

Retail -- Drug Stores (0.8%):
Duane Reade, Inc. (b)                                   400           11

Savings & Loans (2.9%):
Andover Bancorp, Inc.                                   500           14

ITLA Capital Corp. (b)                                  900           11

Roslyn Bancorp, Inc.                                    800           15

                                                                      40

Software & Computer
  Services (5.6%):
BindView Development Corp. (b)                          300           15

Keane, Inc. (b)                                         600           19

Progress Software Corp. (b)                             450           25

Shared Medical Systems Corp.                            350           18

                                                                      77

Staffing (2.5%):
On Assignment, Inc. (b)                                 500           15

Personnel Group of America, Inc. (b)                  1,900           19

                                                                      34

Telecommunications (1.3%):
Dycom Industries Inc. (b)                               400           18

Telecommunications --
  Equipment (2.3%):
Anaren Microwave, Inc. (b)                              600           32

Tools & Hardware
  Manufacturing (1.3%):
Applied Power Inc., Class A                             500           18

Transportation Leasing
  & Trucking (3.3%):
Forward Air Corp. (b)                                   600           26

USFreightways Corp.                                     400           19

                                                                      45

Total Common Stocks (Cost $1,170)                                  1,210

Total Investments (Cost $1,347) (a) -- 101.3%                      1,387

Liabilities in excess of other assets -- (1.3)%                      (18)

TOTAL NET ASSETS -- 100.0%                                        $1,369

(a) Represents aggregate cost for federal income tax purposes and is substantially the same as the identified cost and differs from value by net unrealized appreciation of securities as follows:

     Unrealized appreciation                                       $ 162
     Unrealized depreciation                                        (122)
     Net unrealized appreciation                                   $  40

(b)  Non-income producing security.

                      See notes to financial statements.

                                          Statements of Assets and Liabilities
Victory Variable Insurance Funds                             December 31, 1999

(Amounts in Thousands, Except Per Share Amounts)

                                                          Investment    Diversified    Small Company
                                                          Quality       Stock          Opportunity
                                                          Bond Fund     Fund           Fund

ASSETS:
Investments, at value (cost $1,768; $4,132 & $1,347)      $1,741        $4,311         $1,387
Cash                                                           3             4             --
Interest and dividends receivable                             21             3             --
Receivable from brokers for investments sold                  47            39             --

      Total Assets                                         1,812         4,357          1,387

LIABILITIES:
Payable to brokers for investments purchased                  63           330             --
Accrued expenses and other payables:
    Contract owner servicing fees                              1             2              1
    Custodian fees                                             6             6              6
    Fund accounting fees                                       2            --              3
    Transfer agency fees                                       3             3              2
    Other                                                      8            15              6

      Total Liabilities                                       83           356             18

NET ASSETS:

Capital                                                    1,762         3,841          1,355
Undistributed net investment income                            3            --             --
Accumulated undistributed net realized
  gain (loss) on investments                                  (9)          (19)           (26)
Net unrealized appreciation/depreciation on investments      (27)          179             40

      Net Assets                                          $1,729        $4,001         $1,369

Outstanding units of beneficial interest (shares)            176           397            138

Net asset value

    Redemption and offering price per share               $ 9.80        $10.07         $ 9.90

                      See notes to financial statements.

                                                      Statements of Operations
Victory Variable Insurance Funds    For the Period Ended December 31, 1999 (a)

(Amounts in Thousands)

                                                                      Investment          Diversified         Small Company
                                                                      Quality             Stock               Opportunity
                                                                      Bond Fund           Fund                Fund

Investment Income:
Interest Income                                                       $ 38                $ 13                $  5
Dividend income                                                         --                  10                   3

    Total Income                                                        38                  23                   8

Expenses:
Investment advisory fees                                                 1                   3                   2
Contract owner servicing fees                                            1                   2                   1
Legal and audit fees                                                    19                  33                  17
Custodian fees                                                           6                   6                   6
Fund accounting fees                                                    17                  19                  18
Printing fees                                                            2                   4                   1
Transfer agency fees                                                     3                   3                   3
Trustees' fees                                                           4                   5                   4
Miscellaneous expenses                                                   1                   1                  --

    Total expenses                                                      54                  76                  52

Expenses voluntarily reduced                                            (1)                 (3)                 (2)

    Expenses before reimbursement from distributor                      53                  73                  50
    Expenses reimbursed by distributor                                 (49)                (64)                (46)

    Net Expenses                                                         4                   9                   4

Net Investment Income                                                   34                  14                   4

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions                (9)                (19)                (26)
Change in unrealized appreciation/depreciation
  from investments                                                     (27)                179                  40

Net realized/unrealized gains (losses) from investments                (36)                160                  14

Change in net assets resulting from operations                        $ (2)               $174                $ 18


(a) For the period from July 1, 1999 (commencement of operations) through December 31, 1999.

                      See notes to financial statements.

                                            Statements of Changes in Net Assets
Victory Variable Insurance Funds    For the periods ended December 31, 1999 (a)

(Amounts in Thousands)

                                                       Investment   Diversified   Small Company
                                                       Quality      Stock         Opportunity
                                                       Bond Fund    Fund          Fund

From Investment Activities:
Operations:
    Net investment income                              $   34       $   14        $    4
    Net realized gains/(losses) from
      investment transactions                              (9)         (19)          (26)
    Net change in unrealized appreciation/
     depreciation from investments                        (27)         179            40

Change in net assets resulting
  from operations                                          (2)         174            18

Distributions to Shareholders:
    From net investment income                            (31)         (14)           (4)
    Tax return of capital                                  --           --            (2)

Change in net assets from
  distributions to shareholders                           (31)         (14)           (6)

Capital Transactions:
    Proceeds from shares issued                         1,749        3,906         1,351
    Dividends reinvested                                   31           14             6
    Cost of shares redeemed                               (18)         (79)           --

Change in net assets from
  capital transactions                                  1,762        3,841         1,357

Change in net assets                                    1,729        4,001         1,369
Net Assets:
    Beginning of period                                    --           --            --

    End of period                                      $1,729       $4,001        $1,369

Share Transactions:
    Issued                                                175          404           137
    Reinvested                                              3            1             1
    Redeemed                                               (2)          (8)           --

Change in shares                                          176          397           138


(a) For the period from July 1, 1999 (commencement of operations) through December 31, 1999.

                      See notes to financial statements.

Victory Variable Insurance Funds                           Financial Highlights

(For a Share Outstanding Throughout Each Period)

                                                                    Investment
                                                                    Quality
                                                                    Bond Fund

                                                                    Period Ended
                                                                    December 31,
                                                                    1999 (a)

Net Asset Value, Beginning of Period                                $10.00

Investment Activities
  Net investment income                                               0.24
  Net realized and unrealized gains
    (losses) from investments                                        (0.22)

      Total from Investment Activities                                0.02

Distributions:
  Net investment income                                              (0.22)
  Net realized gains                                                    --

      Total Distributions                                            (0.22)

Net Asset Value, End of Period                                      $ 9.80

Total Return                                                          0.21%(b)

Ratios/Supplemental Data:
Net Assets, End of Period (000)                                     $1,729
Ratio of expenses to average net assets                               0.60%(c)
Ratio of net investment income to average net assets                  5.41%(c)
Ratio of expenses to average net assets*                              8.90%(c)
Ratio of net investment income to average net assets*                (2.89)%(c)
Portfolio turnover rate                                                191%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) For the period from July 1, 1999 (commencement of operations) through December 31, 1999.

(b) Not annualized.

(c) Annualized.

                      See notes to financial statements.

Victory Variable Insurance Funds                           Financial Highlights

(For a Share Outstanding Throughout Each Period)

                                                                   Diversified
                                                                   Stock
                                                                   Fund

                                                                   Period Ended
                                                                   December 31,
                                                                   1999 (a)

Net Asset Value, Beginning of Period                               $10.00

Investment Activities
  Net investment income                                              0.05
  Net realized and unrealized gains
    (losses) from investments                                        0.07

      Total from Investment Activities                               0.12

Distributions:
  Net investment income                                             (0.05)
  Net realized gains                                                   --

      Total Distributions                                           (0.05)

Net Asset Value, End of Period                                     $10.07

Total Return                                                         1.21%(b)

Ratios/Supplemental Data:
Net Assets, End of Period (000)                                    $4,001
Ratio of expenses to average net assets                              0.78%(c)
Ratio of net investment income to average net assets                 1.30%(c)
Ratio of expenses to average net assets*                             6.98%(c)
Ratio of net investment income to average net assets*               (4.90)%(c)
Portfolio turnover rate                                                10%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) For the period from July 1, 1999 (commencement of operations) through December 31, 1999.

(b) Not annualized.

(c) Annualized.

                      See notes to financial statements.

Victory Variable Insurance Funds                           Financial Highlights

(For a Share Outstanding Throughout Each Period)

                                                                   Small Company
                                                                   Opportunity
                                                                   Fund

                                                                   Period Ended
                                                                   December 31,
                                                                   1999 (a)

Net Asset Value, Beginning of Period                               $10.00

Investment Activities
  Net investment income                                              0.03
  Net realized and unrealized gains
    (losses) from investments                                       (0.08)

      Total from Investment Activities                              (0.05)

Distributions:
  Net investment income                                             (0.03)
  Return of capital                                                 (0.02)
  Net realized gains                                                   --

      Total Distributions                                           (0.05)

Net Asset Value, End of Period                                     $ 9.90

Total Return                                                        (0.43)%(b)

Ratios/Supplemental Data:
Net Assets, End of Period (000)                                    $1,369
Ratio of expenses to average net assets                              0.75%(c)
Ratio of net investment income to average net assets                 0.72%(c)
Ratio of expenses to average net assets*                             9.63%(c)
Ratio of net investment income to average net assets*               (8.16)%(c)
Portfolio turnover rate                                                 9%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) For the period from July 1, 1999 (commencement of operations) through December 31, 1999.

(b) Not annualized.

(c) Annualized.

                      See notes to financial statements.

                                                  Notes to Financial Statements
Victory Variable Insurance Funds                              December 31, 1999

1. Organization:

The Victory Variable Insurance Funds (the "Trust") was organized as a Delaware business trust on February 11, 1998. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust presently offers shares of three active funds: the Investment Quality Bond Fund, the Diversified Stock Fund and the Small Company Opportunity Fund (collectively, the "Funds"). Each of these Funds offers a single class of shares: Class A Shares.

The Investment Quality Bond Fund seeks to provide a high level of income. The Diversified Stock Fund seeks to provide long term growth of capital. The Small Company Opportunity Fund seeks to provide capital appreciation.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Investments in the Funds are valued at their market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded or on the basis of valuation procedures approved by the Board of Trustees. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments held by the Funds are reflected as either unrealized appreciation or depreciation.

Securities Transactions and Related Income:

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

Each Fund may acquire repurchase agreements from financial institutions such as banks and broker-dealers which the Trust's investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

Futures Contracts:

The Diversified Stock Fund and the Small Company Opportunity Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The Trust may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Trust the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Trust to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Victory Variable Insurance Funds                              December 31, 1999

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. There were no securities purchased on a when-issued basis at December 31, 1999.

Securities Lending:

Each Fund may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board of Trustees. The Trust will limit its securities lending activity to 33 1/3% of the total assets of each Fund. Key Trust Company of Ohio, N.A. ("Key Trust"), an affiliate of the Adviser, serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the "Lending Agreement"). Under guidelines established by the Board of Trustees, Key Trust must maintain the loan collateral at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. Key Trust, at the direction of the Adviser, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as assets of the Funds, offset by a corresponding liability to return all collateral as cash at the termination of the loan. In addition, the short-term securities purchased with the cash collateral are included in the accompanying Schedules of Investments. Fixed income securities received as collateral are not recorded as an asset or liability of the Trust because the lending Fund does not have effective control of such securities. Loans are subject to termination by the Trust or the borrower at any time. In accordance with GAAP, a statement of cash flows is presented if a Fund recorded collateral assets exceeding 10% of average net assets during the year. There were no securities on loan at December 31, 1999.

Dividends to Contract Owners:

Dividends from net investment income are declared and paid monthly for the Investment Quality Bond Fund. Dividends from net investment income are declared and paid quarterly for the Diversified Stock Fund and the Small Company Opportunity Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to contract owners which exceed net investment income and realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as tax returns of capital.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

Other:

Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to each Fund on the basis of relative net assets or other appropriate basis.

All costs incurred by the Trust in connection with the organization of the Funds and the initial public offering of shares of the Funds, principally professional fees and printing, were paid on behalf of the Trust by an affiliate of The BISYS Group, Inc. ("BISYS").

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the six months ended December 31, 1999 were as follows (amounts in thousands):

Victory Variable Insurance Funds                              December 31, 1999

                                                        Purchases    Sales

Investment Quality Bond Fund..........................  $3,556       $2,094
Diversified Stock Fund................................   3,706          187
Small Company Opportunity Fund........................   1,282           86

4. Related Party Transactions:

Investment advisory services are provided to the Funds by Key Asset Management, Inc. ("the Adviser"), a wholly owned subsidiary of KeyCorp. Under the terms of the investment advisory agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds. KeyTrust Company of Ohio, N.A., a subsidiary of KeyCorp and an affiliate of the Adviser, serving as custodian for the Funds, receives custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

Key and its affiliated brokerage and banking companies also serve as a Contract Owner Servicing Agent for the Funds. As such, Key and its affiliates provide support services to their clients who are shareholders, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing of purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. For providing such services, Key and its affiliates may receive a fee of up to 0.20% of the average daily net assets of the Funds.

BISYS Fund Services (the "Administrator" or the "Distributor"), an indirect, wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the administrator and distributor to the Funds. Certain officers of the Funds are affiliated with BISYS. Such officers receive no direct payments or fees from the Funds for serving as officers.

Under the terms of the administration agreement, the Administrator's fee is computed at the annual rate of 0.05% of each Fund's average daily net assets. Pursuant to a Sub-Administration agreement, the Administrator, and not the Trust, pays the Advisor a fee of up to 0.05% of each Fund's average daily net assets to perform some of the administrative duties of the Funds.

BISYS Fund Services, Ohio Inc., an affiliate of BISYS, serves the Funds as Fund Accountant. Under the terms of the Fund Accounting Agreement, the fee is based on a percentage of the average daily net assets of the Funds with a minimum monthly fee of $2,500 per Fund.

Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios.

Additional information regarding related party transactions is as follows for the six months ended December 31, 1999:

                                                     Investment Advisory Fees

                                                     Maximum
                                                     Percentage
                                                     of Average      Voluntary
                                                     Daily           Fee
                                                     Net Assets      Reductions

Investment Quality Bond Fund.......................  0.20%           $1
Diversified Stock Fund.............................  0.30%            3
Small Company Opportunity Fund.....................  0.30%            2

5. Federal Income Tax Information (unaudited):

For the six months ended December 31, 1999, the Funds' most recent fiscal year end for federal income tax purposes, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

                                                       Qualified Dividend Income

Diversified Stock Fund...............................  64.99%
Small Company Opportunity Fund.......................  82.63%

As of December 31. 1999, for Federal income tax purposes, the Funds have the following capital loss carryforwards available to offset future capital gains (amounts in thousands):

                                                        Amount    Expires

Investment Quality Bond Fund..........................  $6        2007
Diversified Stock Fund................................   3        2007
Small Company Opportunity Fund........................   6        2007

Capital losses incurred after October 31, within a Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds have incurred and will elect to defer such capital losses (amounts in thousands):

                                                        Amount

Investment Quality Bond Fund..........................  $ 2
Diversified Stock Fund................................   16
Small Company Opportunity Fund........................   20

                      REPORT OF INDEPENDENT ACCOUNTANTS

To Shareholders and Trustees of
  the Victory Variable Insurance Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Investment Quality Bond Fund, Diversified Stock Fund, and Small Company Opportunity Fund (three portfolios constituting Victory Variable Insurance Funds) at December 31, 1999, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for the period July 1,1999, through December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation and verification by examination of securities at December 31, 1999, by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

                                                   PricewaterhouseCoopers LLP

Columbus, Ohio
February 15, 2000

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                                     20

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                                  (LOGO)(R)
                       Victory Variable Insurance Funds

Call Victory at:                                         Visit our web site at:
800-539-FUND (800-539-3863)                              www.victoryfunds.com

                                                                  1AR-VVIF 1/00